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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8(th) Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Lynn
Title:  Senior Vice President
Phone:  212-752-5255

Signature, Place, and Date of Signing:

/s/  Jennifer Lynn             New York, NY              2/3/2012
     --------------           --------------           -------------
      [Signature]             [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3
Form 13F Information Table Entry Total:             100
Form 13F Information Table Value Total:         1319158
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
1    28 - 10208            Richmond Enterprises,Inc.
2    28 - 10207            New York Community Bank
3    28 - 10200            New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F
31-Dec-11

                                                                                           Voting Authority
                                                                                           ----------------
                                                         Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                  Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers         Sole    Shared None
------------------------------- -------------- --------- -------- ------- --- ---- ------- ---------------- ------- ------ ----
3D SYSTEMS CORP                 COM            88554D205   5602    389000 SH       Defined      1,2,3        389000
ABBOTT LABORATORIES             COM            002824100    883     15695 SH       Defined      1,2,3         15695
AFFILIATED MANAGERS GROUP INC   COM            008252108   1077     11225 SH       Defined      1,2,3         11225
AFLAC INC                       COM            001055102   3557     82221 SH       Defined      1,2,3         82221
AGILENT TECHNOLOGIES INC        COM            00846U101  41309   1182612 SH       Defined      1,2,3       1182612
AMERICAN ELECTRIC POWER CO., I  COM            025537101  16341    395575 SH       Defined      1,2,3        395575
AMGEN INC                       COM            031162100   1512     23550 SH       Defined      1,2,3         23550
ANALOG DEVICES INC              COM            032654105  60650   1695073 SH       Defined      1,2,3       1695073
APPLE INC                       COM            037833100  71821    177335 SH       Defined      1,2,3        177335
APPROACH RESOURCES INC          COM            03834A103  13046    443600 SH       Defined      1,2,3        443600
ASCENA RETAIL GROUP INC         COM            04351G101  39432   1326795 SH       Defined      1,2,3       1326795
AVNET INC                       COM            053807103  17394    559460 SH       Defined      1,2,3        559460
BAXTER INTERNATIONAL INC        COM            071813109   1891     38221 SH       Defined      1,2,3         38221
BERKSHIRE HATHAWAY INC CL A     CL A           084670108    230         2 SH       Defined      1,2,3             2
BROOKFIELD ASSET MANAGEMENT CL  CL A LTD VT    112585104  52048   1894030 SH       Defined      1,2,3       1894030
BROOKFIELD INFRASTRUCTURE PART  LP INT UNIT    G16252101  36388   1313645 SH       Defined      1,2,3       1313645
CANADIAN PACIFIC RAILWAY LTD    COM            13645T100   2781     41100 SH       Defined      1,2,3         41100
CATERPILLAR INC                 COM            149123101   1780     19650 SH       Defined      1,2,3         19650
CELGENE CORP                    COM            151020104  92046   1361634 SH       Defined      1,2,3       1361634
CENTRAL FUND OF CANADA LTD      CL A           153501101   6278    320300 SH       Defined      1,2,3        320300
CENTURYLINK, INC                COM            156700106  18118    487037 SH       Defined      1,2,3        487037
CHEVRON CORP                    COM            166764100    785      7380 SH       Defined      1,2,3          7380
CISCO SYSTEMS INC               COM            17275R102   4507    249300 SH       Defined      1,2,3        249300
COCA COLA CO                    COM            191216100    350      5000 SH       Defined      1,2,3          5000
COLGATE-PALMOLIVE CO            COM            194162103    765      8285 SH       Defined      1,2,3          8285
CONTINENTAL RESOURCES INC       COM            212015101  33907    508275 SH       Defined      1,2,3        508275
CROWN HOLDINGS INC              COM            228368106  42299   1259655 SH       Defined      1,2,3       1259655
CSX CORP                        COM            126408103  50143   2380949 SH       Defined      1,2,3       2380949
D.R. HORTON INC                 COM            23331A109   1847    146500 SH       Defined      1,2,3        146500
DEERE & CO                      COM            244199105   2091     27031 SH       Defined      1,2,3         27031
DEVON ENERGY CORP               COM            25179M103   2285     36850 SH       Defined      1,2,3         36850
DISNEY WALT CO.                 COM DISNEY     254687106   2376     63350 SH       Defined      1,2,3         63350
DOMINION RESOURCES INC.         COM            25746u109    702     13222 SH       Defined      1,2,3         13222
DOVER CORPORATION               COM            260003108   1845     31787 SH       Defined      1,2,3         31787
DUKE ENERGY CORP                COM            26441C105    884     40200 SH       Defined      1,2,3         40200
E I DU PONT DE NEMOURS & CO     COM            263534109  51643   1128065 SH       Defined      1,2,3       1128065
ELAN CORP PLC ADR               ADR            284131208   7311    532100 SH       Defined      1,2,3        532100
ELEPHANT TALK COMMUNICATIONS I  COM            286202205     53     20000 SH       Defined      1,2,3         20000
EMC CORP                        COM            268648102   3757    174433 SH       Defined      1,2,3        174433
ENDURO ROYALTY TRUST            TR UNIT        29269K100   3101    151500 SH       Defined      1,2,3        151500
EOG RESOURCES INC               COM            26875P101   2148     21800 SH       Defined      1,2,3         21800
EQT CORPORATION                 COM            26884L109   6490    118450 SH       Defined      1,2,3        118450
EXXON MOBIL CORP                COM            30231G102   1611     19002 SH       Defined      1,2,3         19002
FRANCO NEV CORP                 COM            351858105   4386    115200 SH       Defined      1,2,3        115200
GENERAL ELECTRIC CO             COM            369604103   2755    153800 SH       Defined      1,2,3        153800
GENESIS ENERGY L P UNIT LP INT  UNIT LTD PARTN 371927104  29421   1049261 SH       Defined      1,2,3       1049261
GENTEX CORP                     COM            371901109   8063    272475 SH       Defined      1,2,3        272475
GOLDCORP INC                    COM            380956409   6660    150500 SH       Defined      1,2,3        150500
HCP, INC                        COM            40414L109    265      6400 SH       Defined      1,2,3          6400
HOME DEPOT INC                  COM            437076102   1160     27600 SH       Defined      1,2,3         27600
INTERNATIONAL BUSINESS MACHINE  COM            459200101  32075    174434 SH       Defined      1,2,3        174434
INTERSIL CORP                   CL A           46069S109  18007   1724815 SH       Defined      1,2,3       1724815
JOHNSON & JOHNSON CO            COM            478160104   2488     37936 SH       Defined      1,2,3         37936
LOWES COMPANIES INC             COM            548661107  57936   2282750 SH       Defined      1,2,3       2282750
MFA FINANCIAL, INC              COM            55272X102  14516   2160050 SH       Defined      1,2,3       2160050
MICROSOFT CORP.                 COM            594918104   4644    178883 SH       Defined      1,2,3        178883
MOSAIC CO                       COM            61945C103   1866     37000 SH       Defined      1,2,3         37000
NATURAL RESOURCE PARTNERS LP    COM UNIT L P   63900P103   7994    294862 SH       Defined      1,2,3        294862
NEWMONT MINING CORPORATION      COM            651639106   3190     53150 SH       Defined      1,2,3         53150
NORTHROP GRUMMAN CORP           COM            666807102    818     13991 SH       Defined      1,2,3         13991
ORACLE CORP                     COM            68389X105    205      8000 SH       Defined      1,2,3          8000
ORITANI FINANCIAL CORP          COM            68633D103  18046   1413141 SH       Defined      1,2,3       1413141
PAYCHEX INC                     COM            704326107   8785    291775 SH       Defined      1,2,3        291775
PEPSICO INC                     COM            713448108    478      7200 SH       Defined      1,2,3          7200
PFIZER INC.                     COM            717081103   3759    173700 SH       Defined      1,2,3        173700
POPE RES DEL LTD PARTNERSHIP D  DEPOSITRY RCPT 732857107    632     14700 SH       Defined      1,2,3         14700
POTLATCH CORP                   COM            737630103  22473    722375 SH       Defined      1,2,3        722375
PROCTER & GAMBLE CO             COM            742718109    613      9193 SH       Defined      1,2,3          9193
QUIDEL CORP                     COM            74838J101   3885    256800 SH       Defined      1,2,3        256800
RANGE RESOURCES CORP            COM            75281A109  43090    695675 SH       Defined      1,2,3        695675
RAYONIER INC                    COM            754907103   6217    139310 SH       Defined      1,2,3        139310
RENTRAK CORP                    COM            760174102    528     36979 SH       Defined      1,2,3         36979

                                                                                           Voting Authority
                                                                                           ----------------
                                                         Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                  Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers         Sole    Shared None
------------------------------- -------------- --------- -------- ------- --- ---- ------- ---------------- ------- ------ ----
RIVERBED TECHNOLOGY INC         COM            768573107    7777   330950 SH       Defined      1,2,3        330950
SANOFI                          SPONSORED ADR  80105N105     566    15500 SH       Defined      1,2,3         15500
SCOTTS MIRACLE-GRO CO           CL A           810186106   17382   372275 SH       Defined      1,2,3        372275
SEADRILL LTD                    SHS            G7945E105    2953    89000 SH       Defined      1,2,3         89000
SIGMA ALDRICH CORP.             COM            826552101    2436    39000 SH       Defined      1,2,3         39000
SLM CORPORATION                 COM            78442P106   12081   901600 SH       Defined      1,2,3        901600
SOUTHWESTERN ENERGY CO          COM            845467109   52597  1646758 SH       Defined      1,2,3       1646758
SPDR GOLD TRUST                 GOLD SHS       78463V107    1447     9520 SH       Defined      1,2,3          9520
SPECTRA ENERGY CORP             COM            847560109    2086    67850 SH       Defined      1,2,3         67850
ST. JUDE MEDICAL INC            COM            790849103    2728    79530 SH       Defined      1,2,3         79530
STANLEY BLACK & DECKER INC      COM            854502101    3220    47630 SH       Defined      1,2,3         47630
STERICYCLE INC                  COM            858912108    5932    76132 SH       Defined      1,2,3         76132
TERRITORIAL BANCORP INC         COM            88145X108   11198   566975 SH       Defined      1,2,3        566975
THERMO FISHER SCIENTIFIC INC    COM            883556102    3155    70167 SH       Defined      1,2,3         70167
TIME WARNER INC                 COM            887317303   53301  1474840 SH       Defined      1,2,3       1474840
TUPPERWARE BRANDS CORP          COM            899896104    1223    21850 SH       Defined      1,2,3         21850
UNILEVER N V                    N Y SHS        904784709    4546   132281 SH       Defined      1,2,3        132281
UNION PACIFIC CORP              COM            907818108     575     5425 SH       Defined      1,2,3          5425
UNIVERSAL HEALTH RLTY INCOME T  SH BEN INT     91359E105     562    14400 SH       Defined      1,2,3         14400
VANGUARD NATURAL RESOURCES LLC  COM UNIT       92205F106   30216  1093600 SH       Defined      1,2,3       1093600
VARIAN MEDICAL SYSTEMS INC      COM            92220P105   41834   623180 SH       Defined      1,2,3        623180
VERTEX PHARMACEUTICALS INC      COM            92532F100    2461    74100 SH       Defined      1,2,3         74100
VIRNETX HOLDING CORP            COM            92823T108   35956  1439980 SH       Defined      1,2,3       1439980
VISA INC                        COM CL A       92826C839    5195    51170 SH       Defined      1,2,3         51170
W.P CAREY AND CO LLC            COM            92930Y107    3263    79700 SH       Defined      1,2,3         79700
WILEY JOHN AND SONS INC CL A    CL A           968223206    2375    53500 SH       Defined      1,2,3         53500
XEROX CORP.                     COM            984121103    1177   147900 SH       Defined      1,2,3        147900
ZIX CORPORATION                 COM            98974P100     877   311100 SH       Defined      1,2,3        311100
REPORT SUMMARY                          100 DATA RECORDS 1319158              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED